Provisions - Disclosure of Detailed Information About Provisions (Details) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018
ProvisionsLineItems [Line Items]
Current provisions	$ 1,393	$ 1,106
Non-current provisions	2,165	2,711
Lease Contributions Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions	423	412
Non-current provisions	723	910
Onerous Contract Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions	49	264
Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions	921	430
Non-current provisions	$ 1,442	$ 1,801